Net gain (loss) on financial instruments designated at fair value through profit or loss - Summary of net gain (loss) on financial instruments designated at fair value through profit or loss (Details) - Financial liabilities designated at fair value through profit or loss - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain on valuation	₩ 51,750	₩ 804,068	₩ 423,914
Gain on valuation	2,495	2,673
Loss on sale and redemption	(492,025)	(229,799)	(512,215)
Gains (losses) on financial liabilities at fair value through profit or loss	(440,275)	574,269	(88,301)
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ (437,780)	₩ 576,942	₩ (88,301)